Financial Instruments Fair Value Disclosures - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Financial Assets
Non-current trade receivables	€ 2,135	€ 2,117
Other non-current assets	238	293
Short-term investments	0	0
Cash and cash equivalents	12,017	17,234	€ 26,692	€ 39,338
At fair value [member]
Financial Assets
Non-current trade receivables	2,135	2,117
Other non-current assets	238	293
Trade receivables and other current assets	712	615
Short-term investments	0	0
Cash and cash equivalents	12,017	17,234
Total Financial Assets	15,102	20,259
Financial Liabilities
Bank loans		37
Lease liabilities	3,080	3,602
RCAs liability	5,275	4,590
Trade payables	5,582	4,736
Total Financial Liabilities	€ 13,937	€ 12,965